Credit Risk - Summary of Other Segments Exposures by Credit Rating (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 84,648	£ 92,547
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81,552	90,743
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,701	1,490
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	395	314
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,978	9,086
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,580	19,109
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,646	16,064
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,934	3,045
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,090	50,044
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,343
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,614	38,804
Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	857	769
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,572	4,840
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	698	858
Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	289	283
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,978	23,394
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,469	11,908
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,918	4,743
Internal grade 9 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41,896	40,280
Internal grade 9 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41,896	40,280
Internal grade 9 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	664	512
Internal grade 9 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	281	12
Internal grade 9 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	383	500
Internal grade 9 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,001	39,088
Internal grade 9 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	934	1,377
Internal grade 9 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,359	34,905
Internal grade 9 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	542	356
Internal grade 9 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,166	2,436
Internal grade 9 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	14
Internal grade 9 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231	680
Internal grade 9 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 9 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231	680
Internal grade 8 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,376	17,471
Internal grade 8 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,376	17,471
Internal grade 8 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,178	4,234
Internal grade 8 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,356	3,187
Internal grade 8 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	822	1,047
Internal grade 8 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,518	9,338
Internal grade 8 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,036	2,847
Internal grade 8 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,255	3,898
Internal grade 8 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	246	345
Internal grade 8 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	981	2,062
Internal grade 8 [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		147
Internal grade 8 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	39
Internal grade 8 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,680	3,899
Internal grade 8 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25
Internal grade 8 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 8 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,655	3,899
Internal grade 7 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,482	7,747
Internal grade 7 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,456	7,747
Internal grade 7 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26
Internal grade 7 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,137	6,978
Internal grade 7 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,419	5,535
Internal grade 7 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	718	1,443
Internal grade 7 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	529	565
Internal grade 7 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	90	76
Internal grade 7 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	47
Internal grade 7 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	396	318
Internal grade 7 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	124
Internal grade 7 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	816	204
Internal grade 7 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	790	66
Internal grade 7 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 7 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	138
Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,093	8,832
Internal grade 6 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,901	8,759
Internal grade 6 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	192	73
Internal grade 6 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 6 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,569	6,416
Internal grade 6 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,558	6,361
Internal grade 6 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11	55
Internal grade 6 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	184	369
Internal grade 6 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	43
Internal grade 6 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Internal grade 6 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25	21
Internal grade 6 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	29	24
Internal grade 6 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	130	203
Internal grade 6 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	77
Internal grade 6 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,340	2,047
Internal grade 6 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,914	1,745
Internal grade 6 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	426	302
Internal grade 6 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,992	11,250
Internal grade 5 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,263	10,802
Internal grade 5 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	729	448
Internal grade 5 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	842	888
Internal grade 5 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	842	888
Internal grade 5 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	28	49
Internal grade 5 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1
Internal grade 5 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 5 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27	35
Internal grade 5 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	14
Internal grade 5 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,122	10,313
Internal grade 5 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,414	5,749
Internal grade 5 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,708	4,564
Internal grade 5 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,886	5,422
Internal grade 4 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,586	4,780
Internal grade 4 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,300	635
Internal grade 4 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	7
Internal grade 4 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	75	3
Internal grade 4 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	75	3
Internal grade 4 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	98	145
Internal grade 4 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 4 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	98	137
Internal grade 4 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	8
Internal grade 4 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,713	5,274
Internal grade 4 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,348	3,426
Internal grade 4 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,363	1,846
Internal grade 4 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	2
Internal grade 3 to 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,300	1,152
Internal grade 3 to 1 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	466	527
Internal grade 3 to 1 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	439	318
Internal grade 3 to 1 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	395	307
Internal grade 3 to 1 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	115	78
Internal grade 3 to 1 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	115	78
Internal grade 3 to 1 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	141	133
Internal grade 3 to 1 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Internal grade 3 to 1 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	140	126
Internal grade 3 to 1 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	7
Internal grade 3 to 1 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,044	941
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	946	886
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	94	31
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	24
Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	623	393
Other [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	608	377
Other [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15	16
Other [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	591	357
Other [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	303	357
Other [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	288
Other [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	36
Other [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32	£ 36
Other [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Other [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0